Accounting policies (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£) item
Intangible assets and goodwill
Impairment loss | £	£ 0
Credit cards
Loan impairment provisions
Write off period	4 years
Number of arrear cycles after which the financial asset is written off | item	12
Minimum | Computer software
Intangible assets and goodwill
Estimated useful economic lives	3 years
Minimum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives	3 years
Maximum | Retail mortgages
Loan impairment provisions
Write off period	5 years
Maximum | Overdrafts and other unsecured loans
Loan impairment provisions
Write off period	6 years
Maximum | Commercial loans
Loan impairment provisions
Write off period	5 years
Maximum | Computer software
Intangible assets and goodwill
Estimated useful economic lives	10 years
Maximum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives	5 years